Consolidated Statement of Other Comprehensive Income - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
NET INCOME (LOSS) FOR THE PERIOD	R$ (392,083)	R$ 55,923	R$ (1,217,022)	R$ 69,397
Other comprehensive income to be reclassified into income of the period in subsequent periods:
Earnings (loss) in the conversion of interim financial statements of controlled companies abroad	1,299,477	(208,714)	5,648,515	(147,351)
Effect of translation of subsidiary in hyperinflationary economy	104	(584)	(4,247)	393
Gain (loss) from cash flow hedge operations	(19,728)	70,475	228,956	159,698
Tax effects on gain (loss) from cash flow hedge operations	7,960	(22,773)	(75,842)	(53,701)
Total other comprehensive income for the period	895,730	(105,673)	4,580,360	28,436
ATTRIBUTABLE TO
The Company´s shareholders	891,285	(105,673)	4,580,057	28,436
Noncontrolling shareholders	4,445	0	303	0
Total other comprehensive income for the period	R$ 895,730	R$ (105,673)	R$ 4,580,360	R$ 28,436